Related Party Balances and Transactions (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Balances and Transactions [Abstract]
Schedule of Loan related parties	Loan related parties are as follows:
Name of Related Parties	Relationship	Nature	December 31, 2022	June 30, 2023	June 30, 2023
			RMB	RMB (Unaudited)	USD (Unaudited)
Shanghai Junei Internet Co.	Under common control of Jie Zhao	Loan	42,421,345	42,421,345	5,870,816
Total:			42,421,345	42,421,345	5,870,816
Current portion of related party loan			-	-	-
Related party loan – non-current			42,421,345	42,421,345	5,870,816

Schedule of Non Interest Bearing and Due on Demand
	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Due to a related party-Joyous JD Limited	1,067,903	1,107,954	153,333